RELATED-PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
RELATED-PARTY TRANSACTIONS
17. RELATED-PARTY TRANSACTIONS

17. RELATED-PARTY TRANSACTIONS

Transactions with related parties are entered into in the normal course of business and are measured at the amount established and agreed to by the parties.

Lowell received certain administrative, operational and consulting services through a Management Services Agreement with Edible Management, LLC (“EM”). EM is a limited liability company owned by the co-founders of Lowell and was formed to provide Lowell with certain administrative functions comprising: cultivation, distribution, and production operations support; general administration; corporate development; human resources; finance and accounting; marketing; sales; legal and compliance. The agreement provided for the dollar-for-dollar reimbursement of expenses incurred by EM in performance of its services. Amounts paid to EM for the three and six months ended June 30, 2020 was $2,201 and $5,041, respectively. The Management Services Agreement with EM was terminated as of December 31, 2020.

In April 2015, Lowell entered into a services agreement with Olympic Management Group (“OMG”), for advisory and technology support services, including the access and use of software licensed to OMG to perform certain data processing and enterprise resource planning (ERP) operational services. OMG is owned by one of the Company’s co-founders. The agreement provides for the dollar-for-dollar reimbursement of expenses incurred by OMG in performance of its services. There were no amounts paid to OMG for the quarters ended June 30, 2021 and 2020. Amounts paid to OMG for the six months ended June 30, 2021 and 2020, were $nil and $5, respectively.

21. RELATED-PARTY TRANSACTIONS

Transactions with related parties are entered into in the normal course of business and are measured at the amount established and agreed to by the parties.

Indus receives certain administrative, operational and consulting services through a Management Services Agreement with Edibles Management, LLC (“EM”). EM is a limited liability company owned by the cofounders of Indus and was formed to provide Indus with certain administrative functions comprising: cultivation, distribution, and production operations support; general administration; corporate development; human resources; finance and accounting; marketing; sales; legal and compliance. The agreement provides for the dollar-for-dollar reimbursement of expenses incurred by EM in performance of its services. Amounts paid to EM for the years ended December 31, 2020 and 2019 were $11,385 and $15,858, respectively. The Management Services Agreement with EM was terminated as of December 31, 2020.

In April 2015, Indus entered into a services agreement with Olympic Management Group (“OMG”), for advisory and technology support services, including the access and use of software licensed to OMG to perform certain data processing and enterprise resource planning (ERP) operational services. OMG is owned by one of the Company’s co-founders. The agreement provides for the dollar-for-dollar reimbursement of expenses incurred by OMG in performance of its services. Amounts paid to OMG for the years ended December 31, 2020 and 2019 were $5 and $86, respectively.